Interest expense and finance costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Interest Expense And Finance Costs [Line Items]
Interest incurred			$ 13,605,807	$ 10,222,259
Amortization of deferred financing charges			2,423,720	2,072,562
Interest expense and finance costs	$ 5,425,243	$ 3,901,112	$ 16,029,527	$ 12,294,821